Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash paid for amounts included in the measurements of lease liabilities:
Cash paid for amounts included in the measurements of lease liabilities, operating cash flows	$ (482)	$ (760)	$ (942)	$ (770)	$ (1,712)
Operating cash inflows/(outflows) from finance leases					0
Financing cash inflows/(outflows) from finance leases					0
Right-of-use assets obtained in exchange for operating leases liabilities			$ 251		0
Operating leases					5,243
Finance leases					$ 0